VESSELS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($)
VESSELS [Abstract]
Number of vessels | Vessel	20	20
Vessels [Abstract]
Total	$ 1,289,139	$ 1,234,865
Less Accumulated Depreciation	(490,843)	(505,519)
Less Accumulated Impairment Loss on Vessels	(14,073)	(14,073)
Less Vessels Held for Sale	(36,016)	0
Net Book Value Vessels	$ 748,207	$ 715,273
Number of vessels sold | Vessel	2	0
Impairment loss on vessels	$ 0	$ 0	$ 0
Accumulated gain on vessel	16,621	0	$ 0
Vessels [Member]
Vessels [Abstract]
Additions	133,748	870
Disposals	(102,716)	0
Total	1,153,392	1,152,522
Drydocking [Member]
Vessels [Abstract]
Additions	23,242	1,874
Disposals	0	0
Total	$ 81,473	$ 79,599